Receivables, Net	12 Months Ended
Dec. 31, 2011
Receivables, net [Abstract]
Receivables, net
(5) Receivables, net

Receivables consisted of the following at December 31:

	2011	2010
Trade	$318	$339
Other:
VAT	22	23
Advances	7	11
Other	19	15

	366	388
Allowance for doubtful accounts	(3)	(3)

Total receivables, net	$363	$385

During the year ended December 31, 2011, the Company entered into an accounts receivable sale agreements to sell a portion of its trade accounts receivable. As of December 31, 2011, through these agreements, the Company effectively accelerated the timing of cash receipts by $25. The Company may continue to accelerate cash receipts under these agreements, as appropriate.